Note 6 - Joint Ventures (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Apr. 11, 2012	Apr. 30, 2012
Note 6 - Joint Ventures (Details) [Line Items]
Payments to Acquire Interest in Joint Venture	$ 2,486,000
Assets, Current		11,763,000	12,422,000
Liabilities, Current		247,462,000	291,701,000
New Lead JMEG LLC [Member] | NewLead Mojave Holdings LLC [Member]
Note 6 - Joint Ventures (Details) [Line Items]
Noncontrolling Interest in Net Income (Loss) Joint Venture Partners, Nonredeemable	(2,469,000)	(192,000)	16,000
J Mining & Energy Group [Member]
Note 6 - Joint Ventures (Details) [Line Items]
Payment of Fee for Acquisition of Interest in Joint Venture				300,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable				1
Coal Sales Agreements [Member] | Newlead Holdings (US) Corp. (ex Newlead Holdings (ex Aries Maritime) (US) LLC) [Member]
Note 6 - Joint Ventures (Details) [Line Items]
Payments to Acquire Interest in Joint Venture				1,000,000
Newlead Holdings (US) Corp. (ex Newlead Holdings (ex Aries Maritime) (US) LLC) [Member]
Note 6 - Joint Ventures (Details) [Line Items]
Payments to Acquire Interest in Joint Venture				2,500,000
Joint Venture Ownership Percentage					100.00%
Long-term Line of Credit					3,000,000
New Lead JMEG LLC [Member]
Note 6 - Joint Ventures (Details) [Line Items]
Marketing and Administrative Services Monthly Fee	1,387,000		1,810,000	160,000
Third Party Aggregate Amount Relating to Start-up Fees			3,280,000
Related Party Transaction, Amounts of Transaction			1,980,000
Noncontrolling Interest in Net Income (Loss) Joint Venture Partners, Nonredeemable	(4,939,000)	(384,000)	287,000
Assets, Current	2,380,000	2,832,000	2,493,000
Liabilities, Current	4,819,000	5,081,000	4,358,000
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures		0
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net			1,077,000
Proceeds from Divestiture of Interest in Joint Venture			574,000
Corporate Joint Venture [Member]
Note 6 - Joint Ventures (Details) [Line Items]
Allowance for Doubtful Accounts Receivable		2,249,000
NewLead Mojave Holdings LLC [Member]
Note 6 - Joint Ventures (Details) [Line Items]
Noncontrolling Interest in Net Income (Loss) Joint Venture Partners, Nonredeemable	(2,838,000)	(366,000)
Joint Venture Ownership Percentage	52.00%
Joint Venture Investment Percentage	50.00%	50.00%	50.00%
Interest and Finance Cost	$ 369,000	$ 174,000	$ 271,000